SIX CIRCLES FUNDS

Six Circles Tax Aware Ultra-Short Duration Fund

(a series of Six Circles Trust)

Supplement dated February 20, 2026

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated May 1, 2025, as amended

IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE

AND INVESTMENT STRATEGY

At a February 17, 2026 special meeting of the Six Circles Board of Trustees (the “Board”), the Board approved certain changes to the Six Circles Tax Aware Ultra-Short Duration Fund (the “Fund”), including changing: (i) the name of the Fund; (ii) the Fund’s investment objective; and (iii) the Fund’s investment strategy.

These changes to the Fund will become effective on or about May 1, 2026 (or as soon as practical thereafter) (the “Effective Date”). On the Effective Date, a new prospectus and statement of additional information (collectively, the “New Prospectus”) will replace the existing prospectus and statement of additional information for the Fund (collectively, the “Existing Prospectus”). You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.

Name Change

On the Effective Date, the Fund’s name will change to the Six Circles Tax Aware Intermediate Duration Fund.

Change in Investment Objective

Currently, the Fund has the following non-fundamental investment objective:

The Fund seeks to generate current income consistent with capital preservation.

On the Effective Date, the Fund’s investment objective will be replaced with the following new non-fundamental investment objective:

The Fund seeks to provide after-tax total return.

Changes to Main Investment Strategy and Risks

On the Effective Date, the Fund will change from being an ultra-short duration fund (“Current Investment Strategy”) to being an intermediate duration fund (“New Investment Strategy”). The following summary compares the Current Investment Strategy and New Investment Strategy, including certain percentage limitations that will apply under the New Investment Strategy. As a result of these changes to the investment strategy, the Fund anticipates needing to significantly reposition its portfolio as it migrates to meet the new investment objective and investment strategy. As such, for a period of time following the Effective Date, the Fund may not be invested consistent with its investment objective or the investment approach stated in the New Prospectus while the portfolio is being repositioned. As it relates to the Fund’s implementation of the New Investment Strategy after the Effective Date, the information in this supplement supersedes and replaces the respective information in the Existing Prospectus.

Current Investment Strategy	New Investment Strategy

Ultra-Short Duration Strategy

Under normal circumstances, the Fund invests at least 50% of its total assets in municipal securities, the income from which is exempt from federal income tax. While the Fund may invest in securities with various maturities, under normal market conditions, the Fund will seek to maintain an average effective portfolio duration of one year or less. Average effective portfolio duration could at times be higher, though it will not under normal market conditions exceed two years.

Intermediate Duration Strategy

The Fund is designed to provide after-tax total return by actively investing mainly in fixed income securities of varying maturities. The Fund’s portfolio consists of a variety of strategies providing, in normal market conditions, exposure across mainly (but not necessarily exclusively) municipal bonds with varying maturity ranges. While the Fund may invest in securities with various maturities, under normal market conditions, the Fund will seek to maintain a weighted average effective portfolio duration between 3 and 8 years. Under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s weighted average effective portfolio duration may be shorter than 3 years or longer than 8 years.

Prior to May 1, 2026, the Fund had a different investment objective and pursued different investment strategies. As such, for a period of time following this date the Fund may not be invested consistent with its investment strategies or investment approach while the Fund realigns its portfolio in a manner consistent with the investment objective and strategies set forth above and elsewhere in this Prospectus. While the portfolio is being repositioned from the Current Investment Strategy to the New Investment Strategy, the Fund also may have a shorter average duration than after the repositioning is complete (including potentially less than 3 years).

Under normal circumstances, the Fund invests at least 50% of its total assets in municipal securities, the income from which is exempt from federal income tax. The Fund also may invest in taxable instruments.

Credit Quality

Most of the Fund’s investments will be investment grade at the time of investment, although up to 10% of the Fund’s total assets may be invested in below investment grade securities as described below.

Credit Quality

Most of the Fund’s investments will be investment grade at the time of investment, although up to 20% of the Fund’s total assets may be invested in below investment grade securities as described below.

Principal Investment Types

Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities,

Principal Investment Types

Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds (including revenue bonds), municipal whole loans, tax exempt private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. The Fund may also invest in money market instruments. The portion of the Fund not invested in municipal securities may include investments in bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities, including emerging market securities, and investments in investment companies, including open-end, closed-end and exchange-traded funds.

commercial paper, zero-coupon securities, private activity and industrial development bonds, municipal lease obligations, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities (including collateralized mortgage obligations), auction rate securities, callable bonds, securitized products, and restricted securities. The Fund may also invest in money market instruments. The portion of the Fund not invested in municipal securities may include investments in bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities, including emerging market securities, and investments in investment companies, including open-end, closed-end and exchange-traded funds.

Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

While the Fund intends to generate tax-exempt income through its municipal securities investments, it may generate taxable income and gains through investments in non-tax exempt securities and through sales of both tax-exempt and non-tax exempt securities. Also, although interest on municipal securities is exempt from federal income tax, interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

While the Fund intends to generate tax-exempt income through its municipal securities investments, it may generate taxable income and gains through investments in non-tax exempt securities and through sales of both tax-exempt and non-tax exempt securities. Also, although interest on municipal securities is exempt from federal income tax, interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

The Fund has flexibility to invest in derivatives and may use such instruments as substitutes for securities and other instruments in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. The Fund may use futures, options, swaps, and forward contracts, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.	The Fund also may invest in taxable securities, including but not limited to corporate bonds, asset-backed and mortgage-related securities, privately-issued (Rule 144A) securities, loan assignments and participations, U.S. government and agency securities and similar instruments issued by various public- or private-sector entities in the United States and its territories and possessions, including U.S. Treasuries, securities issued by investment companies, including open-end, closed-end and exchange-traded funds, and other pooled investment vehicles, which may include private funds.

The Fund has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit quality, credit and spread volatility and/or as substitutes for securities and other instruments in which the Fund can invest. Derivatives are instruments which have a value based on another instrument, exchange rate or index. The Fund may use futures, options, swaps, and forward contracts, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Fund.

Sub-Adviser Strategies

Insight North America LLC (“Insight”)

With respect to its allocated portion of the Fund, Insight normally invests substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax. Insight may temporarily invest in taxable bonds.

Insight focuses on using fundamental credit analysis to identify undervalued sectors and securities as well as opportunities in the municipal bond market arising from pricing inefficiencies in changing economic environments. Insight also seeks to identify relative value across various bond sectors, such as pre-refunded bonds, general obligation bonds, and revenue bonds.

Insight takes a pragmatic, long term approach to investing to seek to identify bonds that are attractive, while taking into account risk. Insight uses four key inputs – relative value, credit quality, bond structure, and market opportunities – to identify target exposures and specific investments for the Fund.

Pacific Investment Management Company LLC (“PIMCO”)

With respect to its allocated portion of the Fund, PIMCO invests, under normal circumstances, mainly in a portfolio of bonds, debt securities, securitized products and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities with varying maturities, which may be represented by forwards or derivatives such as options, futures or swap agreements.

PIMCO’s strategy focuses on active management of high-quality, fixed income and cash equivalent securities, to seek to preserve principal and maintain liquidity. Multiple sources of value are used to seek to generate consistent returns, which include both top-down and bottom-up strategies. Considerations of term, credit, volatility and liquidity are combined with multiple concurrent strategies to build the portfolio and potentially generate value.

Sub-Adviser Strategies

Insight North America LLC (“Insight”)

With respect to its allocated portion of the Fund, Insight normally invests substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax. Insight may temporarily invest in taxable bonds.

Insight focuses on using fundamental credit analysis to identify undervalued sectors and securities as well as opportunities in the municipal bond market arising from pricing inefficiencies in changing economic environments. Insight also seeks to identify relative value across various bond sectors, such as pre-refunded bonds, general obligation bonds, and revenue bonds.

Insight takes a pragmatic, long term approach to investing to seek to identify bonds that are attractive, while taking into account risk. Insight uses four key inputs – relative value, credit quality, bond structure, and market opportunities – to identify target exposures and specific investments for the Fund.

Pacific Investment Management Company LLC (“PIMCO”)

With respect to its allocated portion of the Fund, PIMCO’s municipal bond portfolio will seek to generate tax-efficient income and maximize after-tax risk-adjusted total returns. In employing investment strategies to maximize risk-adjusted total returns, PIMCO practices strategy diversification. Through relying on multiple sources of value, PIMCO seeks to generate strong risk-adjusted total return record with a high degree of consistency relative to the benchmark (though there can be no assurances that PIMCO will achieve these objectives). PIMCO also seeks to add value through “top down” strategies, such as interest rate exposure, yield curve positioning, sector rotation and yield volatility.

Goldman

With respect to its allocated portion of the Fund, Goldman primarily invests, under normal circumstances, in municipal money market instruments, including securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax. Goldman may, from time to time, invest in taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

Goldman’s approach is to actively manage the portfolio while seeking to manage risk, maintain stability of principal and provide daily liquidity. Goldman strives to add value by actively managing the security and sector exposures of its portfolio, as well as the duration and term structure of the assets in the portfolio, among other things.

The following table compares the main risks of the New Investment Strategy to the Current Investment Strategy.

Main Risks	Current Investment Strategy	New Investment Strategy
General Market Risk	X	X
Municipal Obligations Risk	X	X
Inflation Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Income Risk	X	X
Liquidity Risk	X	X
Geographic Focus Risk	X	X
Currency Risk	X	X
Derivatives Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk	X	X
Floating and Variable Rate Securities Risk	X	X
Structured Municipal Product Risk	X	X
Alternative Minimum Tax Risk	X	X
Debt Securities and Other Callable Securities Risk	X	X
Government Securities Risk	X	X
Taxability Risk	X	X
Counterparty Risk	X	X
Zero-Coupon Bond Risk	X	X
Restricted and Privately-Placed Securities Risk	X	X

Main Risks	Current Investment Strategy	New Investment Strategy
Auction Rate Securities Risk	X	X
Industry and Sector Focus Risk	X	X
High Yield Securities and Loan Risk	X	X
U.S. Treasury Obligations Risk	X	X
Tax Aware Investing Risk	X	X
Repurchase Agreement Risk	X	X
Municipal Securities Concentration Risk	X	X
High Portfolio Turnover Risk	X	X
Exchange-Traded Fund (“ETF”) and Investment Company Risk	X	X
LIBOR Discontinuance and Unavailability Risk	X	X
Management Risk	X	X
Multi-Manager Risk	X	X
Foreign Securities and Emerging Markets Risk	X	X
Sovereign Obligations Risk	X	X
Large Shareholder Risk	X	X
Transactions and Liquidity Risk	X	X
Cyber Security Risk	X	X
Regulatory and Legal Risk	X	X
Collateralized Loan Obligations Risk	X	X
Structured Notes Risk	X	X
Non-Money Market Fund Risk	X
Municipal Project Housing-Related Risk		X
Prepayment Risk		X
Bank Loan Risk		X
Impairment of Collateral Risk		X
Inflation-Linked Security Risk		X
To-Be-Announced (“TBA”) Transactions Risk		X

The following summarizes additional principal risks under the New Investment Strategy:

Municipal Project Housing-Related (Municipal Whole Loans) Risk. The Fund may invest in the bonds of projects focused on low-income, affordable or other housing developments and businesses located in low-income areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in or the Fund’s investment in such municipal project housing-related securities may be heightened due to the possibility of reduced tax or other revenue available to issuers of municipal project housing-related securities causing an increase of budgetary and financial pressure on either the municipality or other issuers of municipal securities.

Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of all or portions of such loans. Participations and assignments involve special types of risk, including extension risk, prepayment risk, credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. In addition, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are redeemed, an underlying fund may have to reinvest in securities with a lower yield. The underlying fund may also fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Impairment of Collateral Risk. The value of collateral securing a debt instrument could decline, be insufficient to satisfy the obligation or be difficult to liquidate. The Fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized debt instrument may not be fully collateralized and can decline significantly in value.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

To-Be-Announced (“TBA”) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

Changes to Investment Practices

The following chart shows changes in the types of investments which can be held by the Fund under the New Investment Strategy. The Fund may invest in other securities or use new investment techniques at any time in the Adviser’s discretion.

Instrument	Current Investment Strategy	New Investment Strategy
Adjustable Rate Mortgages	X	X
Asset-Backed Securities	X	X
Auction Rate Securities	X	X
Bank Obligations	X	X
Borrowings	X	X
Call and Put Options	X	X
Collateralized Loan Obligations	X	X
Commercial Paper	X	X
Common Stock	X	X
Corporate Debt Securities	X	X

Instrument	Current Investment Strategy	New Investment Strategy
Credit Default Swaps	X	X
Demand Features	X	X
Distressed Investments		X
Emerging Market Securities	X	X
Exchange-Traded Funds	X	X
Foreign Currency Transactions	X	X
Foreign Investments	X	X
High Yield/High Risk Securities/Junk Bonds	X	X
Inflation-Linked Securities	X	X
Inverse Floating Rate Instruments	X	X
Investment Company Securities	X	X
Loan Assignments and Participations		X
Mortgages (Directly Held)		X
Mortgage-Backed Securities	X	X
Mortgage Dollar Rolls		X
Municipal Securities	X	X
New Financial Products	X	X
Obligations of Supranational Agencies	X	X
Options and Futures Transactions	X	X
Preferred Stock	X	X
Private Placements, Restricted Securities and Other Unregistered Securities	X	X
Repurchase Agreements	X	X
Reverse Repurchase Agreements	X	X
Securities Lending	X	X
Securities Issued in Connection with Reorganizations and Corporate Restructurings		X
Short-Term Funding Agreements	X	X
Sovereign Obligations	X	X
Stripped Mortgage-backed Securities	X	X
Structured Investments	X	X
Swaps and Related Swap Products	X	X
Synthetic Variable Rate Return Instruments	X	X
Temporary Defensive Positions	X	X
Treasury Receipts	X	X
U.S. Government Agency Securities	X	X
U.S. Government Obligations	X	X
Variable and Floating Rate Instruments	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities	X	X

Change to Total Annual Fund Operating Expenses

As a result of the changes discussed above, it is expected that the total annual fund operating expenses after waivers for the Fund will increase after the Effective Date, due primarily to expected increases in the fees charged by the Fund’s sub-advisers in connection with the Fund’s new investment objective and New Investment Strategy.

Transition Costs

As the Fund transitions to the New Investment Strategy, the Fund will sell a substantial portion of its existing investments and, as a result, incur higher portfolio turnover. The Fund will incur transaction costs, such as commissions and spreads, which will be borne by the Fund and its shareholders. The Fund may also realize and/or distribute higher capital gains than might generally be expected under normal circumstances, a portion of which may be taxed as ordinary income for taxable accounts. The Fund’s estimated capital gain distribution, if any, will be available on the Fund’s website.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS, SUMMARY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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